NUVEEN SECURITIZED CREDIT MANAGED ACCOUNTS PORTFOLIO

SUPPLEMENT DATED MARCH 13, 2026

TO THE PROSPECTUS DATED NOVEMBER 28, 2025

Effective March 13, 2026, Christopher Jeltrup has been named a portfolio manager of Nuveen Securitized Credit Managed Accounts Portfolio. Peter Lewis is no longer a portfolio manager of the Portfolio. Nicholas Travaglino will continue to serve as a portfolio manager for the Portfolio. There are no changes to the Portfolio’s investment objective, principal investment strategies or principal risks.

Christopher Jeltrup, Managing Director, joined Nuveen Asset Management, LLC in 2009. Prior to joining the Global Fixed Income team in 2013 as a Commercial Mortgage-Backed Securities Senior Research Analyst, he held roles within the Global Real Estate and Risk Management groups. Prior to joining the firm, he held various commercial real estate finance positions in investment management, debt/equity underwriting, and market analysis. He began his career in the financial services industry in 2003.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-MAPPRO-0326P

NUVEEN SECURITIZED CREDIT MANAGED ACCOUNTS PORTFOLIO

SUPPLEMENT DATED MARCH 13, 2026

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 28, 2025

1.

Effective March 13, 2026, Christopher Jeltrup has been named a portfolio manager of Nuveen Securitized Credit Managed Accounts Portfolio. Peter Lewis is no longer a portfolio manager of the Portfolio. Nicholas Travaglino will continue to serve as portfolio manager of the Portfolio.

2.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Other Accounts Managed”:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees
NUVEEN SECURITIZED CREDIT MANAGED ACCOUNTS PORTFOLIO
Christopher Jeltrup*	Registered Investment Companies	3	$385.43	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	11	$16,241.42	0	$0

*  Information is as of December 31, 2025.

3.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Beneficial Ownership of Securities”:

Portfolio Manager	Portfolio	Dollar Range of Equity Securities Beneficially Owned in Portfolio Managed

Christopher Jeltrup*	Nuveen Securitized Credit Managed Accounts Portfolio	A

* Information is as of December 31, 2025.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-MAPSAI-0326P